Derivative Instruments - Currency and Interest Rate Swap Contracts under Cash Flow Hedge Accounting (Parenthetical) (Detail)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 KPW (₩)	Dec. 31, 2017 KRW (₩)
Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Lease contract amount | ₩	₩ 200,000,000,000			₩ 70,000,000,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value		$ 300,000,000
Fixed-to-fixed cross currency swap, Mar. 7, 2013 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value		300,000,000
Floating-to-fixed interest rate swap, Dec.16, 2013 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value		500,000,000
Floating-to-fixed Interest Rate Swap, Jan. 30, 2017 [Member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | ₩			₩ 36,750,000
Floating-to-fixed interest rate swap, Dec. 21, 2017 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | ₩	50,000,000,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value		400,000,000
Fixed-to-fixed cross currency swap, Dec. 16, 2013 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value		$ 40,253,000
Floating-to-fixed interest rate swap, Jan. 30, 2017 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | ₩	₩ 12,250,000,000